Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of reconciles the statutory rate to the Company's effective tax rate
	For the Years ended December 31,
	2018	2017	2016
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of favorable income tax rate in certain entity in PRC	(1.4)%	(2.8)%	(3.0)%
Non-PRC entities not subject to PRC tax (3)	6.3%	4.5%	3.0%
Research & Development (“R&D”) tax credit (1)	(1.1)%	(0.3)%	(0.5)%
Non-deductible expenses-permanent difference (2)	0.2%	0%	1.1%
Change in valuation allowance	(3.3)%	2.9%	4.6%
Effective tax rate	25.7%	29.3%	30.2%

(1)	According to PRC tax regulations, 150% of current year R&D expense approved by the local tax authority may be deducted from tax income.

(2)	Represents expenses incurred by the Company that were not deductible for PRC income tax.

(3)	Represents the tax losses incurred from operations outside of China.

Schedule of income before income tax expense
	For the Years ended December 31,
	2018	2017	2016
Income before income tax expense from China	7,705,629	11,136,874	7,252,723
Loss before income tax expense from outside of China	(1,557,492)	(1,730,009)	(797,287)
Total	6,148,137	9,406,865	6,455,436

Schedule of income tax provision (benefit)
	For the Years ended December 31,
	2018	2017	2016
Current	1,862,465	2,954,130	1,997,041
Deferred	(282,010)	(194,050)	(44,685)
Total	1,580,455	2,760,080	1,952,356

Schedule of deferred tax asset
Deferred tax asset	December 31 2018	December 31, 2017
Provision of doubtful accounts	$551,534	$296,535
Tax loss carried forwards	2,031,165	1,729,036
Valuation allowance on tax losses	(2,031,165)	(1,729,036)
	$551,534	$296,535

Schedule of taxes payable
	December 31,	December 31,
	2018	2017
VAT tax payable	$97,267	$191,284
Corporate income tax payable	2,812,063	2,927,254
Land use tax and other taxes payable	55,194	233,974
Total	$2,964,524	$3,352,512